Other Investments - Schedule of Investment (Detail) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Financial Assets [Line Items]
Total other investments	$ 1,361	$ 1,268
Financial assets measured at FVOCI [Member]
Disclosure Of Financial Assets [Line Items]
Equity securities (unlisted)	452	452
Financial assets measured at FVTPL [Member]
Disclosure Of Financial Assets [Line Items]
Equity securities (unlisted)	591	591
Other securities	242	149
Financial Assets Measured at Amortised Cost [Member]
Disclosure Of Financial Assets [Line Items]
Other securities	$ 76	$ 76